VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—88.3%
Brazil—8.3%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	480BRL	$ 81
Series F 10.000%, 1/1/31	10,780BRL	1,731
		1,812

Chile—1.5%
Bonos Tesoreria Pesos
5.000%, 3/1/35	50,000CLP	50
144A, RegS 6.000%, 4/1/33(2)(3)	265,000CLP	281
		331

China—7.0%
China Government Bond
2.890%, 11/18/31	2,550CNY	382
2.670%, 5/25/33	3,200CNY	478
1.670%, 5/25/35	340CNY	47
3.720%, 4/12/51	980CNY	181
International Bank for Reconstruction & Development
2.250%, 1/19/29	1,000CNY	142
2.750%, 7/26/34	2,000CNY	294
		1,524

Colombia—4.6%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,091,000COP	263
Titulos De Tesoreria
7.500%, 8/26/26	1,220,000COP	299
9.250%, 5/28/42	2,200,000COP	443
		1,005

Czech Republic—4.2%
Czech Republic Government Bond
0.250%, 2/10/27	2,690CZK	123
1.750%, 6/23/32	16,560CZK	682
RegS 4.200%, 12/4/36(3)	2,500CZK	117
		922

Hungary—2.3%
Hungary Government Bond 4.750%, 11/24/32	191,500HUF	497
India—9.3%
European Investment Bank RegS 7.400%, 10/23/33(3)	35,700INR	419
India Government Bond 6.670%, 12/17/50	18,350INR	194
Inter-American Development Bank
7.350%, 10/6/30	32,000INR	372
7.000%, 4/17/33	45,000INR	516
	Par Value(1)	Value

India—continued
International Bank for Reconstruction & Development 6.710%, 1/21/35	47,000INR	$ 529
		2,030

Indonesia—10.7%
Indonesia Government Bond
9.000%, 3/15/29	860,000IDR	58
7.000%, 9/15/30	3,900,000IDR	249
6.500%, 2/15/31	5,600,000IDR	350
6.375%, 4/15/32	15,360,000IDR	946
8.375%, 3/15/34	2,848,000IDR	195
6.750%, 7/15/35	3,400,000IDR	212
7.500%, 5/15/38	3,700,000IDR	240
8.375%, 4/15/39	1,160,000IDR	80
		2,330

Malaysia—9.9%
Malaysia Government Bond
3.885%, 8/15/29	2,550MYR	621
2.632%, 4/15/31	4,010MYR	920
3.582%, 7/15/32	245MYR	59
4.893%, 6/8/38	2,020MYR	543
		2,143

Mexico—7.9%
Mex Bonos Desarr
7.750%, 11/13/42	15,100MXN	688
8.000%, 11/7/47	22,330MXN	1,022
		1,710

Peru—2.1%
Bonos De Tesoreria
5.400%, 8/12/34	214PEN	58
144A, RegS 7.600%, 8/12/39(2)(3)	1,320PEN	399
		457

Poland—4.6%
Poland Government Bond 6.000%, 10/25/33	3,500PLN	1,004
Romania—2.6%
Romania Government Bond
8.000%, 4/29/30	1,590RON	373
4.750%, 10/11/34	1,020RON	194
		567

South Africa—7.1%
Republic of South Africa
7.000%, 2/28/31	3,400ZAR	181
6.250%, 3/31/36	2,500ZAR	109
8.500%, 1/31/37	12,400ZAR	626
6.500%, 2/28/41	5,120ZAR	201
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

South Africa—continued
8.750%, 1/31/44	9,270ZAR	$ 438
		1,555

Thailand—4.6%
Thailand Government Bond
2.000%, 12/17/31	11,400THB	368
3.300%, 6/17/38	14,770THB	551
3.450%, 6/17/43	2,200THB	85
		1,004

Turkey—1.5%
Turkiye Government Bond 31.080%, 11/8/28	14,000TRY	324
Uruguay—0.1%
Republica Orient Uruguay 8.250%, 5/21/31	950UYU	24
Total Foreign Government Securities (Identified Cost $18,651)		19,239

Total Long-Term Investments—88.3% (Identified Cost $18,651)		19,239

	Shares
Short-Term Investments—3.9%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.183%)(4)	570,113	570
Total Money Market Mutual Fund (Identified Cost $570)		570

	Par Value
Foreign Government Securities—1.3%
Egypt—1.3%
Egypt Treasury Bills
Series 364D 0.000%, 9/23/25(5)	7,000EGP	142
Series 364D 0.000%, 9/30/25(5)	6,700EGP	135
		277

Total Short-Term Investments (Identified Cost $841)		847

TOTAL INVESTMENTS—92.2% (Identified Cost $19,492)		$20,086
Other assets and liabilities, net—7.8%		1,691
NET ASSETS—100.0%		$21,777
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to a value of $680 or 3.1% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Indonesia	12%
Malaysia	11
India	10
Brazil	9
South Africa	8
Mexico	8
China	7
Other	35
Total	100%
† % of total investments as of August 31, 2025.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of August 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	2,510	USD	451	JPM	09/03/25	$11	$—
CLP	300,000	USD	315	JPM	09/15/25	—	(4)
CNH	1,520	USD	213	JPM	11/20/25	2	—
CZK	4,500	USD	214	CITI	10/22/25	1	—
HUF	67,200	USD	197	GS	10/22/25	—(1)	—
MXN	14,339	USD	769	JPM	09/08/25	—	(1)
PLN	3,190	USD	870	JPM	10/22/25	5	—
RON	600	USD	138	CITI	10/22/25	—(1)	—
THB	19,600	USD	606	GS	10/20/25	2	—
USD	449	BRL	2,510	JPM	09/03/25	—	(13)
USD	328	MXN	6,200	JPM	09/08/25	—	(4)
USD	259	ZAR	4,600	JPM	09/08/25	—	(2)
USD	169	CLP	160,000	JPM	09/15/25	3	—
USD	164	PEN	580	JPM	09/22/25	—	— (1)
USD	215	IDR	3,500,000	JPM	10/14/25	3	—
USD	237	INR	20,800	CITI	10/17/25	2	—
USD	196	BRL	1,080	JPM	11/04/25	—(1)	—
USD	329	COP	1,380,000	CITI	11/04/25	—	(11)
ZAR	4,600	USD	258	JPM	09/08/25	3	—
Total						$32	$(35)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of August 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$19,516	$—	$19,516
Money Market Mutual Fund	570	570	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	32	—	32
Total Assets	20,118	570	19,548
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(35)	—	(35)
Total Liabilities	(35)	—	(35)
Total Investments	$20,083	$570	$19,513

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at August 31, 2025.
There were no transfers into or out of Level 3 related to securities held at August 31, 2025.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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